Income Tax Provision in the Statements of Operations (Details)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013
Income Tax Provision in the Statements of Operations
Federal statutory income tax rate	34.00%	34.00%
Change in valuation allowance on net operating loss carry-forwards	(34.00%)	(34.00%)
Effective income tax rate	0.00%	0.00%